Investment In Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investment In Unconsolidated Affiliates [Abstract]
Carrying value of limited and general partnership interest
The carrying value of the Partnership’s investment in each of the unconsolidated affiliates as of December 31, 2012 and 2011 is as follows:

	December 31, 2012	December 31, 2011
HPC	$650	$682
MEP	581	614
Lone Star	948	629
Ranch JV	35	—
Grey Ranch	—	—
	$2,214	$1,925

Changes In The Partnership's Investment
The following tables summarize the changes in the Partnership’s investment activities in each of the unconsolidated affiliates for the years ended December 31, 2012, 2011 and 2010:

	Successor
	Year Ended December 31, 2012
	HPC	MEP	Lone Star	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$—	$—	$343	$36	$—
Distributions from unconsolidated affiliates	61	75	68	—	—
Share of unconsolidated affiliates’ net income	35	42	44	(1)	(9)
Amortization of excess fair value of investment (1)	(6)	—	—	—	—

	Year Ended December 31, 2011
	HPC	MEP(2)	Lone Star(3)	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$—	$—	$645	$—	N/A
Purchase of additional interest in unconsolidated affiliates	—	1	—	—	N/A
Distributions from unconsolidated affiliates	65	83	22	—	N/A
Return of investment received	—	—	23	—	N/A
Share of unconsolidated affiliates’ net income	55	43	28	—	N/A
Amortization of excess fair value of investment (1)	(6)	—	—	—	N/A

	Period from Acquisition (May 26, 2010) to December 31, 2010
	HPC	MEP	Lone Star	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$—	$86	N/A	N/A	N/A
Distributions from unconsolidated affiliates	53	43	N/A	N/A	N/A
Return of investment received	20	—	N/A	N/A	N/A
Share of unconsolidated affiliates’ net income	36	21	N/A	N/A	N/A
Amortization of excess fair value of investment (1)	(3)	—	N/A	N/A	N/A

	Predecessor
	Period from January 1, 2010 to May 25, 2010
	HPC	MEP	Lone Star	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$20	N/A	N/A	N/A	N/A
Purchase of additional interest in unconsolidated affiliates	75	N/A	N/A	N/A	N/A
Distributions from unconsolidated affiliates	12	N/A	N/A	N/A	N/A
Share of unconsolidated affiliates’ net income	16	N/A	N/A	N/A	N/A
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(1)
As discussed in Note 1, the Partnership’s investment in HPC was adjusted to its fair value on May 26, 2010 and the excess fair value over net book value was comprised of two components: (1) $155 million was attributed to HPC’s long-lived assets and is being amortized as a reduction of income from unconsolidated affiliates over the useful lives of the respective assets, which vary from 15 to 30 years, and (2) $32 million could not be attributed to a specific asset and therefore will not be amortized in future periods.

(2)	In September 2011, the Partnership purchased an additional 0.1% interest in MEP from ETP for $1 million in cash, bringing the total membership interest to 50%.

(3)	For the period from initial contribution, May 2, 2011, to December 31, 2011.

N/A
The Partnership acquired a 33.33% membership interest in Ranch JV in December 2011, a 30% interest in Lone Star in May 2011, a 49.9% interest in MEP in May 2010, and a 50% interest in Grey Ranch in March 2012.